Share-based compensation (Tables)	3 Months Ended
Sep. 30, 2022
Share-based Payment Arrangement [Abstract]
Summary of Total Stock-Based Compensation Expenses

The Company recorded share-based compensation expense in the following expense categories in the condensed consolidated statements of operations for the three months ended September 30, 2022 and 2022 (in thousands):

	Three Months Ended September 30,
	2022	2021
Research and development	$67	$179
General and administrative	696	795
	$763	$974

Summary of Stock Option Pricing Model Assumption

For the three months ended September 30, 2022 and 2021, the grant date fair value of all option grants was estimated at the time of grant using the Black-Scholes option-pricing model using the following weighted average assumptions:

	Three Months Ended September 30,
	2022	2021
Expected term (in years)	6.1	6.11
Expected volatility	66.9%	66.9%
Risk-free rate	3.2%	1.02%
Dividend yield	—%	—%

Summary of Option Activity

The following table summarizes the stock option granted to employees and non-employees for the three months ended September 30, 2022:

	Number of shares under option plan	Weighted- average exercise price per option	Weighted- average remaining contractual life (in years)
Outstanding at June 30, 2022	4,554,901	$5.34	8.1
Granted	80,000	$1.71	6.1
Exercised	—	—
Forfeited	(115,500)	$12.76	8.9
Outstanding at September 30, 2022	4,519,401	$5.09	8.1
Exercisable at September 30, 2022	3,549,894	$4.06	6.8
Vested and expected to vest at September 30, 2022	4,519,401	$5.09	8.1